Schedule of Components of Income Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred					32,224	(184,085)
Deferred					264,248	(560,888)
Income tax provision / (benefit)	$ 285,686	$ (2,075)	$ 106,079	$ 391,313	$ 296,472	$ (744,973)